Derivative Financial Instruments and Hedging Activities - Pre-Tax Fair Value of Derivative Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Designated as hedging instruments [Member]
Liability Derivatives:
Pre-tax,Fair value of derivatives designated as hedging instruments	$ 8,604	$ 5,471
Interest Rate Swaps [Member] | Other accrued liabilities [Member]
Liability Derivatives:
Pre-tax,Fair value of derivatives designated as hedging instruments	3,399	3,705
Interest Rate Swaps [Member] | Other noncurrent liabilities [Member]
Liability Derivatives:
Pre-tax,Fair value of derivatives designated as hedging instruments	$ 5,205	$ 1,766